UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, N.Y. 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2014

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 89.3%
CONSUMER DISCRETIONARY - 17.4%
Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	1,140,000	$1,268,250

Diversified Consumer Services - 0.5%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,280,000	1,446,400
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	920,000	943,000	(a)

Total Diversified Consumer Services				2,389,400

Hotels, Restaurants & Leisure - 4.3%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	980,000	788,900	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	274,920	268,184	(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,692,952	1,440,533	(a)(b)(c)(d)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	260,000	267,800
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	740,000	546,120
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	2,490,000	1,855,050
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	800,000	732,000	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	520,000	525,200	(a)(d)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	1,400,000	1,512,000
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,710,000	1,804,050	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,960,000	1,911,000	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	1,320,000	1,234,200	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	445,000	5,585	(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	1,010,000	1,012,525	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	750,000	776,250	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,598,000	3,831,870	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	2,870,000	2,826,950	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	267,000	284,355	(a)

Total Hotels, Restaurants & Leisure				21,622,572

Household Durables - 1.4%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,980,000	2,088,900	(a)(d)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,520,000	1,645,400
William Lyon Homes PNW Finance Corp., Senior Notes	7.000%	8/15/22	1,190,000	1,201,900	(a)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	2,020,000	2,020,000	(a)

Total Household Durables				6,956,200

Media - 8.6%
Altice SA, Senior Secured Notes	7.750%	5/15/22	840,000	843,675	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	530,000	565,775
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	3,000,000	3,165,000
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	450,000	460,125
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	500,000	554,375
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,085,000	1,234,188
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,020,000	2,176,550

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	70,000		$67,900
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,860,000		2,881,450	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,380,000		1,331,700	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	1,110,000		955,988
MDC Partners Inc., Senior Notes	6.750%	4/1/20	250,000		258,438	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,617,634		1,722,780	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	2,710,000		2,728,292	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	2,330,000		2,350,387	(a)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	2,760,000		2,929,050	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,490,000		1,846,043
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	678,000		830,733
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,320,000		1,412,400	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	1,430,000		1,492,562	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	770,000		823,900	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	217,000		233,275	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	2,030,000	EUR	2,665,196	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	2,500,000	EUR	3,180,163	(f)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,890,000		3,041,725	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,000,000		2,100,000	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	1,620,000		1,482,300	(a)

Total Media					43,333,970

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	330,000		331,650
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,530,000		1,629,450	(a)(d)

Total Multiline Retail					1,961,100

Specialty Retail - 1.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	1,220,000		1,281,000
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	2,180,000		1,711,300	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	3,530,000		3,053,450	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	730,000		784,750	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	1,710,000		1,731,375	(a)(d)

Total Specialty Retail					8,561,875

Textiles, Apparel & Luxury Goods - 0.3%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	1,090,000		967,375	(a)(d)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	810,000		607,500	(a)

Total Textiles, Apparel & Luxury Goods					1,574,875

TOTAL CONSUMER DISCRETIONARY					87,668,242

CONSUMER STAPLES - 3.2%
Beverages - 0.7%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,140,000		1,134,300	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	1,120,000		1,122,800	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,230,000		1,426,800	(a)

Total Beverages					3,683,900

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,640,000		1,531,350	(a)

Food Products - 1.6%
Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes	7.875%	2/1/21	786,000		847,898
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	1,570,000		1,568,037	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	1,510,000		1,479,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,910,000	$1,881,350	(a)
Sun Merger Sub Inc., Senior Notes	5.875%	8/1/21	1,380,000	1,411,050	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	813,000	835,358	(a)

Total Food Products				8,023,493

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	580,000	618,425
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	440,000	448,800	(a)

Total Household Products				1,067,225

Media - 0.1%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	330,000	307,725	(a)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,500,000	1,346,250

TOTAL CONSUMER STAPLES				15,959,943

ENERGY - 14.5%
Energy Equipment & Services - 2.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	2,610,000	2,401,200
CGG, Senior Notes	7.750%	5/15/17	138,000	119,025
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	490,000	421,400	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	1,130,000	841,850	(a)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	1,240,000	936,200
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	1,100,000	489,500	(a)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	2,470,000	1,074,450	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	530,000	380,275	(a)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	1,680,000	1,360,800
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	1,030,000	870,350	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	1,320,000	1,273,800
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,390,000	1,292,700	(a)

Total Energy Equipment & Services				11,461,550

Oil, Gas & Consumable Fuels - 12.2%
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,880,000	556,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	6.625%	10/1/20	470,000	480,575
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	2,230,000	1,705,950
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	890,000	861,075	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	990,000	851,400	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	1,370,000	1,164,500	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	2,310,000	2,073,225	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	360,000	334,800
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	770,000	743,050
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	190,000	183,350	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	550,000	594,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,360,000	1,434,800
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	1,710,000	1,222,650
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,120,000	767,200
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,550,000	1,613,937
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	2,490,964	2,213,844	(a)(d)
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	1,570,000	1,507,200
Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Notes	6.250%	10/30/19	300,000	280,500
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	1,040,000	1,269,497
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	680,000	730,421	(g)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,240,000	2,543,400	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	620,000		$468,100
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	5,690,000		4,310,175
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	1,390,000		1,421,275
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	550,000		415,250	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	140,000		133,083	(f)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	3,710,000		2,949,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	182,000		188,370
MEG Energy Corp., Senior Notes	6.375%	1/30/23	2,620,000		2,351,450	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,690,000		1,259,050	(e)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	1,080,000		1,085,400	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	900,000		864,000	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,150,000		1,121,250
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	1,490,000		1,095,150
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	2,110,000		2,009,775	(a)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,300,000		1,290,250
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	162,000		178,605
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	1,790,000		456,450
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,250,000		1,168,750	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,730,000		2,552,550	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,270,000		1,252,537
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,440,000		603,900
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	5,200,000		4,381,000	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	930,000		771,900	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	860,000		488,050	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	630,000		664,650
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	580,000		452,400	(a)
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	3,270,000		4,307,787

Total Oil, Gas & Consumable Fuels					61,372,931

TOTAL ENERGY					72,834,481

FINANCIALS - 10.1%
Banks - 4.7%
Bank of America Corp., Junior Subordinated	6.500%	10/23/24	810,000		826,524	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,930,000		2,597,703	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,000,000		2,190,600
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	420,000		431,306	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	650,000		641,875	(g)(h)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	700,000		714,461	(a)(g)(h)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,660,000		1,921,450	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	790,000		798,888	(g)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	2,680,000		2,716,601	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	630,000		625,275	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	800,000		800,000	(g)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,790,000		1,839,225	(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	500,000	EUR	611,830	(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,210,000		1,415,700	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000		1,597,001
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	390,000		458,207
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,480,000	AUD	2,374,565	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander Issuances SAU, Notes	5.911%	6/20/16	1,100,000		$1,148,745	(a)

Total Banks					23,709,956

Capital Markets - 1.1%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	4,000,000		3,859,000	(a)(g)(h)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000		1,524,346

Total Capital Markets					5,383,346

Consumer Finance - 1.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,133,000		1,339,773
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	830,000	EUR	1,020,674	(f)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,110,000		1,240,425
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,150,000		1,276,500
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	640,000		643,200	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	570,000		481,650	(a)

Total Consumer Finance					6,002,222

Diversified Financial Services - 1.8%
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	820,000		856,900
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	100,000		111,000
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	4,200,000		4,746,000
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,860,000		2,245,950
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,000,000		1,058,670	(a)(g)

Total Diversified Financial Services					9,018,520

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	850,000		896,750	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	900,000		1,057,500	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	650,000		833,625	(a)

Total Insurance					2,787,875

Real Estate Management & Development - 0.8%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,610,000		1,646,225	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	2,130,000		2,215,200	(a)

Total Real Estate Management & Development					3,861,425

TOTAL FINANCIALS					50,763,344

HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.8%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	830,000		842,969	(a)(d)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,970,000		2,862,337

Total Health Care Equipment & Supplies					3,705,306

Health Care Providers & Services - 4.5%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	864,000		976,320
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	720,000		738,000
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	2,390,000		2,557,300
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	2,330,000		2,376,600
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	2,050,000		2,193,500
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	280,000		310,800	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	2,060,000		2,132,100	(a)
HCA Inc., Debentures	7.500%	11/15/95	3,920,000		3,782,800
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,580,000		2,715,450
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	530,000		570,412	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,480,000		1,657,600

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	1,330,000	$1,431,519
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,470,000	1,271,550

Total Health Care Providers & Services				22,713,951

Pharmaceuticals - 0.6%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	1,450,000	1,477,188	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	1,570,000	1,605,325	(a)

Total Pharmaceuticals				3,082,513

TOTAL HEALTH CARE				29,501,770

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.3%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,100,000	1,987,125	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,010,000	1,085,750
Erickson Inc., Secured Notes	8.250%	5/1/20	2,483,000	2,197,455
GenCorp Inc., Secured Notes	7.125%	3/15/21	760,000	799,748
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	710,000	695,800	(a)

Total Aerospace & Defense				6,765,878

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,050,000	1,102,500	(a)

Airlines - 0.6%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	560,000	574,784	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	586,663	627,729	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	617,690	713,432
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	302,297	341,595
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	416,751	431,338
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	95,947	104,823

Total Airlines				2,793,701

Building Products - 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,460,000	1,394,300	(a)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	600,000	636,000	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	99,000	(a)

Total Building Products				2,129,300

Commercial Services & Supplies - 2.3%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	800,000	796,000	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	860,000	950,300	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	3,280,000	3,113,950
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	810,000	886,950
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	1,423,000	1,515,495	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	891,000	948,915	(a)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,608,000	2,880,536
West Corp., Senior Notes	5.375%	7/15/22	600,000	576,000	(a)

Total Commercial Services & Supplies				11,668,146

Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,240,000	1,023,000	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,250,000	1,282,813	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,580,000	1,532,600	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - (continued)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,870,000	$1,870,000	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,510,000	1,309,925	(a)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	260,000	223,600	(a)

Total Construction & Engineering				7,241,938

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,020,000	1,073,550	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	930,000	948,600	(a)

Total Electrical Equipment				2,022,150

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,290,000	1,350,720

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	610,000	646,600	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,820,000	2,968,050	(a)
Gardner Denver Inc., Senior Notes	6.875%	8/15/21	550,000	530,750	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,260,000	1,367,100
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	890,000	947,850	(a)

Total Machinery				6,460,350

Marine - 1.0%
Horizon Lines LLC, Secured Notes	15.000%	10/15/16	1,093,078	1,060,226	(c)(d)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	943,000	950,072	(c)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,510,000	1,479,800	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,240,000	1,314,400

Total Marine				4,804,498

Road & Rail - 1.9%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,290,000	1,283,550	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	1,770,000	1,770,000	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	950,000	942,875	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	2,450,000	2,560,250	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	860,000	804,100	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	2,173,000	2,276,217

Total Road & Rail				9,636,992

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	1,340,000	1,430,450	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,620,000	1,674,675

Total Trading Companies & Distributors				3,105,125

Transportation - 1.9%
CMA CGM, Senior Notes	8.500%	4/15/17	2,810,000	2,873,225	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,700,000	1,742,500	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,980,000	2,019,600	(a)(d)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	1,750,000	1,653,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - (continued)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	1,320,000		$1,313,400	(a)

Total Transportation					9,602,475

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	870,000		843,900	(a)

TOTAL INDUSTRIALS					69,527,673

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,340,000		1,360,100

Internet Software & Services - 0.6%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	710,000		699,350	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,070,000		1,210,438
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	891,000		947,801

Total Internet Software & Services					2,857,589

IT Services - 1.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,410,000		1,219,650	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	860,000		924,500	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	2,310,000		2,748,900
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	1,545,000		1,780,612
Interactive Data Corp., Senior Notes	5.875%	4/15/19	830,000		827,925	(a)

Total IT Services					7,501,587

Software - 0.1%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	720,000		745,200	(a)

TOTAL INFORMATION TECHNOLOGY					12,464,476

MATERIALS - 8.8%
Chemicals - 0.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	780,000		795,600	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	770,000		750,750	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,048,000	EUR	1,284,492	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	420,000	EUR	546,876	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	320,000	EUR	416,668	(f)

Total Chemicals					3,794,386

Construction Materials - 0.2%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,290,000		1,277,100	(a)

Containers & Packaging - 3.0%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,294,366		1,281,422	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,130,000		1,209,100	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	480,000		470,400	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	2,170,000		2,311,050	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	254,118		257,929	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	1,520,000		1,516,200	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	680,000		651,100	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,610,000		1,618,050	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,780,000		1,842,300	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	2,560,000		2,598,400
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	1,030,000		1,033,863	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	280,000		$287,000

Total Containers & Packaging					15,076,814

Metals & Mining - 3.9%
ArcelorMittal, Senior Notes	6.000%	3/1/21	465,000		485,344
ArcelorMittal, Senior Notes	6.750%	2/25/22	340,000		364,650
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,300,000		1,189,500	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,850,000		1,466,125
Evraz Group SA, Notes	9.500%	4/24/18	100,000		90,250	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	100,000		90,750	(f)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	440,000		402,050	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	1,770,000		1,480,162	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,570,000		251,200	(a)(c)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	16,962		0	(b)(c)(i)
Prince Mineral Holding Corp., Senior Secured Notes	13.000%	12/15/19	1,280,000		1,312,000	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	2,260,000		2,322,150	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	2,040,000		2,101,200
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	880,000		921,800	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,050,000	EUR	1,324,551	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,730,000		1,816,500	(a)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	1,010,000		818,100	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	610,000		636,687	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	270,000		281,813	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,050,000		1,047,375
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	990,000		1,034,550
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	200,000		207,500	(a)

Total Metals & Mining					19,644,257

Paper & Forest Products - 0.9%
Appvion Inc., Secured Notes	9.000%	6/1/20	3,480,000		2,401,200	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,060,000		1,012,300
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,070,000		1,075,350
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	232,000		198,360

Total Paper & Forest Products					4,687,210

TOTAL MATERIALS					44,479,767

TELECOMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 4.9%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	129,000		125,291	(a)
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	180,000		183,150
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	290,000		293,988
CenturyLink Inc., Senior Notes	5.800%	3/15/22	2,350,000		2,449,875
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	1,660,000		1,743,000	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	3,380,000		3,372,057
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	2,750,000		2,911,562
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	670,000		719,413

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	130,000	$137,638
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	2,350,000	2,546,812
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	630,000	655,200
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	130,000	126,100	(f)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes	7.500%	3/15/19	430,000	452,575	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,830,000	2,022,176
Windstream Corp., Senior Notes	7.750%	10/1/21	1,070,000	1,096,750
Windstream Corp., Senior Notes	7.500%	4/1/23	4,330,000	4,330,000
Windstream Corp., Senior Notes	6.375%	8/1/23	1,840,000	1,727,300

Total Diversified Telecommunication Services				24,892,887

Wireless Telecommunication Services - 4.2%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,900,000	2,566,500
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,335,000	5,188,287
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	200,000	209,580
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,770,000	3,157,523	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,860,000	2,837,692
Syniverse Holdings Inc., Senior Notes	9.125%	1/15/19	1,455,000	1,524,113
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	560,000	580,300
T-Mobile USA Inc., Senior Notes	6.731%	4/28/22	400,000	413,500
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	2,550,000	2,562,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,010,000	1,690,410	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000	480,850	(a)

Total Wireless Telecommunication Services				21,211,505

TOTAL TELECOMMUNICATION SERVICES				46,104,392

UTILITIES - 4.0%
Electric Utilities - 1.5%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	4,200,000	4,620,000
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	453,761	484,390
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	2,220,000	2,364,300
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	393,263	397,195

Total Electric Utilities				7,865,885

Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	77,933
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,330,000	1,386,525

Total Gas Utilities				1,464,458

Independent Power and Renewable Electricity Producers - 2.2%
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	960,000	955,200
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,139,000	1,261,443	(a)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Escrow Receipt	—	—	380,000	0	(b)(c)(e)(i)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	2,680,000	2,850,850	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	2,320,000	2,302,600	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	95,144	100,852

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	3,303,832	$3,551,620

Total Independent Power and Renewable Electricity Producers				11,022,565

TOTAL UTILITIES				20,352,908

TOTAL CORPORATE BONDS & NOTES (Cost - $453,511,537)				449,656,996

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $509,394)	2.375%	4/20/35	727,449	634,866	(g)

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	420,000	391,146

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,130,252	932,458	(a)(c)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,516,174)				1,323,604

SENIOR LOANS - 2.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,290,000	1,315,800	(j)(k)

Specialty Retail - 0.1%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	620,000	409,200	(j)(k)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	830,000	766,366	(j)(k)

TOTAL CONSUMER DISCRETIONARY				2,491,366

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	550,000	544,500	(j)(k)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Westmoreland Coal Co., Term Loan B	7.500%	10/16/20	800,000	786,000	(j)(k)

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	1,090,000	1,116,569	(j)(k)
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	1,152,453	1,151,013	(c)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,350,000	1,343,250	(j)(k)

TOTAL HEALTH CARE				3,610,832

MATERIALS - 0.2%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	980,000	1,001,438	(j)(k)

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	3,055,640	3,060,416	(j)(k)

TOTAL SENIOR LOANS (Cost - $11,562,620)				11,494,552

SOVEREIGN BONDS - 0.1%
Colombia - 0.0%
Republic of Colombia, Senior Notes	7.375%	3/18/19	100,000	118,000

Turkey - 0.1%
Republic of Turkey, Senior Notes	7.000%	6/5/20	12,000	13,983
Republic of Turkey, Senior Notes	6.875%	3/17/36	377,000	467,480

Total Turkey				481,463

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Venezuela - 0.0%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	10,000	$4,490	(f)

TOTAL SOVEREIGN BONDS (Cost - $489,910)				603,953

			SHARES
COMMON STOCKS - 2.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Ford Motor Co.			88,227	1,367,519

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			86,730	0	*(b)(c)(i)

TOTAL CONSUMER DISCRETIONARY				1,367,519

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
KCAD Holdings I Ltd.			275,927,431	568,686	*(b)(c)

FINANCIALS - 1.0%
Banks - 1.0%
Citigroup Inc.			64,503	3,490,257
JPMorgan Chase & Co.			24,776	1,550,482

TOTAL FINANCIALS				5,040,739

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			16,100	1,336,300	*(b)(c)

INDUSTRIALS - 0.6%
Marine - 0.6%
DeepOcean Group Holding AS			106,322	2,603,678	*(b)(c)
Horizon Lines Inc., Class A Shares			758,779	478,866	*(c)

TOTAL INDUSTRIALS				3,082,544

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			3,464,533	81,507	*(b)

TOTAL COMMON STOCKS (Cost - $14,559,476)				11,477,295

PREFERRED STOCKS - 1.8%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rex Energy Corp.	6.000%		9,400	502,054
SandRidge Energy Inc.	8.500%		12,000	511,200

TOTAL ENERGY				1,013,254

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE		SHARES	VALUE
FINANCIALS - 1.6%
Consumer Finance - 1.1%
GMAC Capital Trust I	8.125%		216,388	$5,708,315	(g)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.875%		92,250	2,452,005	(g)

TOTAL FINANCIALS				8,160,320

TOTAL PREFERRED STOCKS (Cost - $9,895,546)				9,173,574

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	2,184	349,440	*(a)
Jack Cooper Holdings Corp.		5/6/18	1,018	162,880	*(a)

TOTAL WARRANTS (Cost - $55,657)				512,320

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $492,100,314)				484,877,160

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Barclays Capital Inc. repurchase agreement dated 12/31/14; Proceeds at maturity - $5,500,009; (Fully collateralized by U.S. government obligations, 2.125% due 12/31/21; Market value - $5,610,461) (Cost - $5,500,000)	0.030%	1/2/15	5,500,000	5,500,000

TOTAL INVESTMENTS - 97.4% (Cost - $497,600,314#)				490,377,160
Other Assets in Excess of Liabilities - 2.6%				12,893,711

TOTAL NET ASSETS - 100.0%				$503,270,871

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of December 31, 2014.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar

EUR	— Euro

OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$85,959,525	$1,708,717		$87,668,242
Materials	—	44,479,767	0	*	44,479,767
Utilities	—	20,352,908	0	*	20,352,908
Other corporate bonds & notes	—	297,156,079	—		297,156,079
Collateralized mortgage obligations	—	634,866	—		634,866
Convertible bonds & notes	—	1,323,604	—		1,323,604
Senior loans	—	11,494,552	—		11,494,552
Sovereign bonds	—	603,953	—		603,953
Common stocks:
Consumer discretionary	$1,367,519	—	0	*	1,367,519
Energy	—	—	568,686		568,686
Health care	—	—	1,336,300		1,336,300
Industrials	478,866	—	2,603,678		3,082,544
Materials	—	—	81,507		81,507
Financials	5,040,739	—	—		5,040,739
Preferred stocks:
Energy	511,200	502,054	—		1,013,254
Financials	8,160,320	—	—		8,160,320
Warrants	—	512,320	—		512,320

Total long term investments	$15,558,644	$463,019,628	$6,298,888		$484,877,160

Short-term investments†	—	5,500,000	—		5,500,000

Total investments	$15,558,644	$468,519,628	$6,298,888		$490,377,160

Other financial instruments:
Forward currency contracts	—	$281,012	—		$281,012

Total	$15,558,644	$468,800,640	$6,298,888		$490,658,172

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$31,303	—	—		$31,303

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

						CONVERTIBLE
	CORPORATE BONDS & NOTES					BONDS & NOTES	SENIOR LOANS
	CONSUMER						CONSUMER
INVESTMENTS IN SECURITIES	DISCRETIONARY	MATERIALS		UTILITIES		MATERIALS	DISCRETIONARY	TOTAL
Balance as of September 30, 2014	$1,768,140	$0	*	$0	*	$1,079,000	$463,846	$3,310,986
Accrued premiums/discounts	6,698	—		—		—	—	6,698
Realized gain (loss)	—	—		—		—	—	—
Change in unrealized appreciation (depreciation)[1]	(124,598)	—		—		(197,794)	—	(322,392)
Purchases	58,477	—		—		51,252	—	109,729
Sales	—	—		—		—	(463,846)	(463,846)
Transfers into Level 3	—	—		—		—	—	—
Transfers out of Level 3[2]	—	—		—		(932,458)	—	(932,458)

Balance as of December 31, 2014	$1,708,717	$0	*	$0	*	—	—	$1,708,717

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2014[1]	$(124,598)	—		—		—	—	$(124,598)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of September 30, 2014	$0	*	$2,537,705	$772,800	$3,014,016	—	$6,324,521
Accrued premiums/discounts	—		—	—	—	—	—
Realized gain (loss)	—		—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	—		(1,969,019)	563,500	(410,338)	—	(1,815,857)
Purchases	—		—	—	—	—	—
Sales	—		—	—	—	—	—
Transfers into Level 3[3]	—		—	—	—	$81,507	81,507
Transfers out of Level 3	—		—	—	—	—	—

Balance as of December 31, 2014	$0	*	$568,686	$1,336,300	$2,603,678	$81,507	$4,590,171

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2014[1]	—		$(1,969,018)	$563,500	$(410,338)	—	$(1,815,856)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

[3]	Transferred into of Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,922,988
Gross unrealized depreciation	(27,146,142)

Net unrealized depreciation	$(7,223,154)

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	33	3/15	$4,152,994	$4,184,297	$(31,303)

At December 31, 2014 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,372,507	EUR	5,091,493	Citibank, N.A.	2/13/15	$209,116
USD	2,137,077	EUR	1,706,017	Royal Bank of Scotland PLC	2/13/15	71,896

	Total					$281,012

Abbreviations used in this schedule:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015